Leases (Narrative) (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 2,960,569	$ 3,600,000
Present value of lease liabilities	$ 2,996,903	$ 3,800,000
Weighted-average remaining lease term	3 years 4 months 24 days
Weighted-average incremental borrowing rate	7.42%